FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

         Address:  1515 Market Street, Suite 2000, Philadelphia, PA 19102
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                         Form 13F File Number: 028-11895
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   215-563-8600
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                   Philadelphia, PA            05/12/2008
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[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   9
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Form 13F Information Table Value Total:   $ 186,155 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2008


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
FORWARD AIR CORP                  COM          349853101     $  30,828    869,855  SH         SOLE                  869,855
GENTEX CORP                       COM          371901109     $  40,787  2,378,246  SH         SOLE                2,378,246
HEARTLAND PMT SYS INC             COM          42235N108     $  22,621    983,073  SH         SOLE                  983,073
ITT EDUCATIONAL SERVICES INC      COM          45068B109     $  20,086    437,315  SH         SOLE                  437,315
JACK IN THE BOX INC               COM          466367109     $  15,480    576,100  SH         SOLE                  576,100
LAMAR ADVERTISING CO              CL A         512815101     $     898     25,000  SH         SOLE                   25,000
LIFE TIME FITNESS INC             COM          53217R207     $   1,617     51,800  SH         SOLE                   51,800
SANDERS MORRIS HARRIS GROUP       COM          80000Q104     $  12,296  1,506,802  SH         SOLE                1,506,802
TNS INC                           COM          872960109     $  41,542  2,012,678  SH         SOLE                2,012,678